Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.0%
15,100	iShares Russell 2000 ETF	$3,336,194	2.0
46,952	Vanguard S&P 500 ETF	17,104,614	10.2
49,274	Vanguard Value ETF	6,477,560	3.8

	Total Exchange-Traded Funds
	(Cost $20,713,337)	26,918,368	16.0

MUTUAL FUNDS: 83.8%
	Affiliated Investment Companies: 83.8%
200,315	Voya Intermediate Bond Fund - Class R6	2,053,233	1.2
59,088	Voya Large-Cap Growth Fund - Class R6	3,303,040	2.0
953,200	Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,259,876	8.5
1,917,309	Voya Multi-Manager International Equity Fund - Class I	26,132,917	15.6
1,423,773	Voya Multi-Manager International Factors Fund - Class I	15,020,810	9.0
396,518	Voya Multi-Manager Mid Cap Value Fund - Class I	4,345,833	2.6
1,296,516	Voya U.S. Stock Index Portfolio - Class I	26,047,005	15.5
535,122	VY® Columbia Contrarian Core Portfolio - Class I	11,959,967	7.1
366,850	VY® Invesco Comstock Portfolio - Class I	6,955,483	4.1
156,899	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	3,305,869	2.0
387,010	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	12,755,855	7.6
266,773	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4,057,622	2.4
93,881	VY® T. Rowe Price Growth Equity Portfolio - Class I	10,333,447	6.2

	Total Mutual Funds
	(Cost $118,683,018)	140,530,957	83.8

	Total Investments in Securities (Cost $139,396,355)	$167,449,325	99.8
	Assets in Excess of Other Liabilities	265,481	0.2
	Net Assets	$167,714,806	100.0

(1)	Non-income producing security.

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,918,368	$–	$–	$26,918,368
Mutual Funds	140,530,957	–	–	140,530,957
Total Investments, at fair value	$167,449,325	$–	$–	$167,449,325
Other Financial Instruments+
Futures	59,762	–	–	59,762
Total Assets	$167,509,087	$–	$–	$167,509,087
Liabilities Table
Other Financial Instruments+
Futures	$(15,029)	$–	$–	$(15,029)
Total Liabilities	$(15,029)	$–	$–	$(15,029)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2021, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	15	06/18/21	$1,644,000	$(15,029)
S&P 500® E-Mini	2	06/18/21	396,740	6,368
			$2,040,740	$(8,661)
Short Contracts:
U.S. Treasury 10-Year Note	(16)	06/21/21	(2,095,000)	53,394
			$(2,095,000)	$53,394

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$2,067,615	89,936	(24,261)	$(80,057)	$2,053,233	16,173	(114)	-
Voya Large-Cap Growth Fund - Class R6	3,285,304	245,064	(180,809)	(46,519)	3,303,040	-	30,277	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,523,944	2,215,865	(615,787)	135,854	14,259,876	-	232,811	-
Voya Multi-Manager International Equity Fund - Class I	26,256,423	871,580	(1,527,881)	532,795	26,132,917	-	309,428	-
Voya Multi-Manager International Factors Fund - Class I	14,715,996	847,522	(898,694)	355,986	15,020,810	-	103,968	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,148,105	90,258	(409,349)	516,819	4,345,833	-	22,387	-
Voya U.S. Stock Index Portfolio - Class I	25,105,906	2,001,903	(2,287,698)	1,226,894	26,047,005	-	296,936	-
VY® Columbia Contrarian Core Portfolio - Class I	11,552,918	396,219	(594,318)	605,148	11,959,967	-	195,263	-
VY® Invesco Comstock Portfolio - Class I	6,629,753	441,293	(909,033)	793,470	6,955,483	-	279,615	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	742,004	3,019,305	(628,106)	172,666	3,305,869	-	174,823	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	12,387,414	646,366	(715,881)	437,956	12,755,855	-	75,694	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4,118,795	202,011	(212,103)	(51,081)	4,057,622	-	51,755	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	10,250,511	481,401	(506,125)	107,660	10,333,447	-	153,522	-
	$133,784,688	$11,548,723	$(9,510,045)	$4,707,591	$140,530,957	$16,173	$1,926,365	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $142,664,536.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$28,177,245
Gross Unrealized Depreciation	(3,347,723)
Net Unrealized Appreciation	$24,829,522